Trade Receivables and Reseller Financing - Composition of Reseller Financing (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of trade receivables [line items]
Reseller financing	R$ 800,936	R$ 715,530
Current	436,188	367,262
Non-current	364,748	348,268
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Reseller financing	956,942	855,229
Expected losses on doubtful accounts [member]
Summary of trade receivables [line items]
Reseller financing	R$ (156,006)	R$ (139,699)